Restructuring Costs (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						72 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010
Number of Operating Groups in 2011	3
Number of Operating Groups in 2012	2
Number of Global Business Units in 2011	13
Number of Global Business Units in 2012	9
Asset Impairment Charges			$ 6.0		$ 32.4
Restructuring Charges	50.1	[1]	77.4	[1]	100.0	[1]
Cash paid for restructuring activities	39.5		72.8		84.0
Forecast [Member]
Increase in operating margin	10.00%
European Transformation Plan Minimum Charges [Member] | Employee Related Cash Costs [Member]
Expected cumulative restructuring charges	40
European Transformation Plan Maximum Charges [Member] | Employee Related Cash Costs [Member]
Expected cumulative restructuring charges	45
Project Renewal Estimated Restructuring Charges - Low [Member] [Domain]
Expected cumulative restructuring charges	90
Project Renewal Estimated Restructuring Charges High [Member] [Domain]
Expected cumulative restructuring charges	100
Project Renewal Expected Cash Costs Low [Member] [Domain]
Cash expected to be paid for restructuring	75
Project Renewal Expected Cash Costs - High [Member] [Domain]
Cash expected to be paid for restructuring	90
Project Renewal [Member]
Expected completion year	Dec. 31, 2012
European Transformation Plan [Member]
Restructuring Costs	18.9
Expected completion year	Dec. 31, 2012
Project Acceleration [Member]
Restructuring Charges	0		77.4		100.0		498.4
Restructuring Costs	$ 0		$ 77.4

[1]	Operating income (loss) by segment is net sales less cost of products sold and selling, general & administrative (“SG&A”) expenses. Operating income by geographic area is net sales less cost of products sold, SG&A expenses, impairment charges, and restructuring costs. Certain headquarters expenses of an operational nature are allocated to business segments and geographic areas primarily on a net sales basis. Depreciation and amortization is allocated to the segments on a percentage of sales basis, and the allocated depreciation and amortization is included in segment operating income.